Long term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-term Debt

	December 31, 2019	December 31, 2018

Long-term debt	$44,926	$41,517
Less: current portion	(17,688)	-
Long-term debt	$27,238	$41,517

Summary of Future Repayments	Future repayments, assuming the Company continues to meet the amended revenue covenants, are as follows:

2020	$17,830
2021	21,214
2022	8,698
2023	-
2024	-

Total repayments	$47,742